Earnings Per Share (Tables)	12 Months Ended
Sep. 27, 2013
Earnings Per Share [Abstract]
Basic and diluted earnings per share
The reconciliations between basic and diluted earnings per share attributable to Tyco common shareholders for 2013, 2012 and 2011 are as follows (in millions, except per share data):

	For the Years Ended
	September 27, 2013			September 28, 2012			September 30, 2011
	Income	Shares	Per Share Amount	(Loss)	Shares	Per Share Amount	Income	Shares	Per Share Amount
Basic earnings per share attributable to Tyco common shareholders:
Income (loss) from continuing operations	$432	465	$0.93	$(415)	463	$(0.90)	$543	474	$1.15
Share options and restricted share awards		7						5
Diluted earnings per share attributable to Tyco common shareholders:
Income (loss) from continuing operations attributable to Tyco common shareholders, giving effect to dilutive adjustments	$432	472	$0.92	$(415)	463	$(0.90)	$543	479	$1.13